As filed with the U.S. Securities and Exchange Commission on June 19, 2006

Securities Act File (No. 333-129081)

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 4	☒
(Check appropriate box or boxes)

AARP Funds

(Exact Name of Registrant Specified in Charter)

601 E. Street, N.W.

Washington, DC 20004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

With copies to:

Larry C. Renfro AARP Funds 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 30, 2006 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AARP Funds

PROSPECTUS

AARP Money Market Fund

June 30, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

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For More Information

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AARP Money Market Fund at a Glance

Investment Objective	The AARP Money Market Fund, the “Fund,” seeks to maximize current income while providing for liquidity, the preservation of capital, and a stable $1.00 per share price.

Investment Strategy

The Fund invests all of its assets in money market instruments.

The Fund does not buy these money market instruments directly. Rather, it invests its assets in another fund that buys them. This is called a “master-feeder” structure because it allows different feeder funds to pool their assets in an underlying master fund to seek economies of scale.

The Fund is a feeder fund, buying shares of a master fund called the State Street Money Market Portfolio, the “Portfolio.” The Portfolio is a series of a separately registered investment company called the State Street Master Funds. The Fund and the Portfolio have substantially similar investment objectives.

Overall Risk	The Fund has a relatively low level of risk because it invests in money market instruments.

Principal Investment Risks

Not FDIC insured. Your investment in the Fund is not insured by or guaranteed by the Federal Deposit Insurance Corporation, “FDIC,” or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund could perform poorly due to interest rate increases, defaults, or downgrades. The money market instruments that the Portfolio invests in could fall in value due to increases in interest rates, defaults, or downgrades in credit ratings, which would reduce the Fund’s returns. When interest rates rise, the Fund may not perform as well as some other types of short-term investments.

Concentration in banking industry. The Portfolio may invest more than 25% of its assets in bank obligations. If the banking industry suffers a setback, the Fund may drop in value more than would be the case if it held a smaller percentage of its assets in this industry.

[Sidebar - Bullseye] For more information about the Fund’s risks, see page 9.	[Sidebar – Magnifying Glass] Current Income: Money that is paid out to investors.

The Fund may change its investment objective without shareholder approval and without prior notice to shareholders. The terms in italics are defined in the glossary at the back of this prospectus.

Fund: AARP Money Market Fund, a series of AARP Funds.

Preservation of Capital: The preservation of the value of your investment.

AARP Funds: The registered investment company housing the Fund offered by this prospectus.

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How the Fund Has Performed

The Fund does not yet have past performance information. It will make its performance information available to investors in its Semi-Annual Report.

Fees and Expenses

Fees of the Fund

You pay fees and expenses that cover the costs of operating the Fund and the Portfolio. These “operating expenses” are deducted directly from the Fund and the Portfolio. The Fund’s total return will always be shown after these costs are deducted.

[Sidebar]

Example: If a Fund earns an annual return of 5.00% (before expenses) and pays annual operating expenses of 0.50%, then the Fund’s return will be approximately 4.50%.

This table shows the estimated annual fees and expenses of the Fund and Portfolio combined. As a shareholder in the Portfolio, the Fund bears its share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. Please note that the actual fees and expenses of the Fund may be higher or lower than those shown below.

Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee[1]	None
Annual Operating Expenses of the Fund[2] (expenses that are deducted from Fund assets directly or indirectly)
Management Fees[3]	0.10%
Distribution and/or Service (12b-1) Fees[4]	0.20%
Other Expenses[5]	0.45%
Total Annual Operating Expenses of the Fund	0.75%
Contractual Waivers and/or Reimbursements of Fees and Expenses[6]	0.25%
Net Annual Operating Expenses of the Fund (after waivers and/or reimbursements)	0.50%

[1]	You will be a charged a fee for wire redemptions from the Fund, which is currently $5.00 per wire.

[2]	The table and the example below reflect the expenses of both the Fund and the Portfolio.

[3]	Under the Fund’s Investment Advisory Agreement, no fee is payable to AARP Financial Incorporated, “AARP Financial,” at any time the Fund is invested in a master-feeder structure. This fee is the investment advisory fee paid by the Portfolio to its investment adviser, SSgA Funds Management, Inc., “SSgA FM.” As a shareholder of the Portfolio, the Fund pays this fee when it invests in the Portfolio.

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[4]	The Fund has adopted a plan pursuant to Rule 12b-1, the “Rule 12b-1 Plan,” under the Investment Company Act of 1940, as amended, the “Investment Company Act.” This Rule 12b-1 Plan permits the Fund to make payments for the sale and distribution of its shares and for servicing activities. The Portfolio does not charge a distribution and/or service (Rule 12b-1) fee and does not distribute its shares to the public.

[5]	“Other Expenses” are estimated for the current fiscal year. Other expenses include transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses for the Fund and the Portfolio.

[6]	AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Total Annual Operating Expenses of the Fund at 0.50% of average daily net assets through November 1, 2007. The expense reimbursement amount payable by AARP Financial will be dependent on the actual expenses of the Fund. SSgA FM has agreed contractually to waive fees and/or reimburse expenses of the Portfolio to keep the total annual operating expenses of the Portfolio at 0.10% through November 1, 2007.

Example

Here is an example to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Say you invest $10,000 for one year or three years. Assume your investment earns a return of 5% a year, and the Net Annual Operating Expenses of the Fund apply through November 1, 2007, and after that date the Total Annual Operating Expenses of the Fund apply. Here’s what you would pay in fees and expenses over those time periods:

	1 Year	3 Years
AARP Money Market Fund	$50	$182

Remember, this is not a real example. It is shown for comparison only and does not represent actual costs or returns, either past or future. Actual costs and returns might be higher or lower.

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Money Market Fund Investing

AARP Money Market Fund

AARP Funds is dedicated to helping individuals build a secure financial future by offering investment options to help them reach their retirement goals. The AARP Money Market Fund is designed to fill a number of different investment needs.

Some investors may use the AARP Money Market Fund as a convenient way to manage their cash or to arrange for monthly checks to help meet their income needs. They may use the Fund as a temporary “parking place” for cash while they select another AARP mutual fund. Others may choose the Fund as part of their overall investment strategy, seeing it as a relatively safe place for money they cannot afford to lose. In that case, they view a money market fund as a close but more risky alternative to a savings account. But keep in mind, one reason why money market funds are riskier than most savings accounts is that they are not FDIC insured.

(Sidebar)

What is a money market fund?

A money market fund may invest in short-term debt securities of the U.S. Government and its agencies, and banks or corporations. Unlike other mutual funds, money market funds normally seek to maintain a price of $1.00 a share. Money market funds pay dividends, which provide a return – or yield - on the investment.

Is the Fund right for you?

The Fund may be appropriate for you if:

•	You need to spend the money invested within a short time.

•	You are not able to accept the risks of stocks and longer-term bonds.

•	You want your money to earn a return while you decide where to invest it.

Before you invest in the Fund, you should understand how well it fits with your financial goals, the risks involved, and the fees you will pay.

Need help?

If you want to talk with someone who can help you decide if the Fund is right for you, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor. Our trained counselors, who are salaried employees of AARP Financial and not compensated through commissions, are ready to answer your questions about the Fund and AARP Funds. They can also help you figure out if you are on track financially for retirement. Are you saving enough now or do you need to do more?

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How the Fund Invests Your Money

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing its assets in the Portfolio, which has an investment objective that is substantially similar to the Fund’s. This section describes the Portfolio’s investment strategies.

SSgA Funds Management, Inc., “SSgA FM,” the Portfolio’s investment adviser, selects investments based on its view of what types of money market investments are the most attractive at the time of investment. Interest rates, imbalances in the supply and demand for a particular type of investment, and market conditions may make one type of investment more attractive than another for a period of time.

Types of Investments. Normally, the Portfolio intends to invest more than 25% of its total assets in bank obligations. The Portfolio may include the following types of investments:

1.	instruments of U.S. and foreign banks, including certificates of deposit, bankers’ acceptances and time deposits, including Eurodollar Certificates of Deposit, Eurodollar Time Deposits, and Yankee Certificates of Deposit;

2.	U.S. Treasury bills, notes and bonds;

3.	other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

4.	commercial paper of U.S. and foreign companies;

5.	asset-backed securities;

6.	corporate obligations of U.S. and foreign companies;

7.	variable and floating rate notes; and

8.	repurchase agreements.

Quality of Securities. The Portfolio invests in high-quality money market instruments. That means the Portfolio’s investments are backed by issuers judged to be in very good financial shape, like the U.S. Government or private companies with high credit ratings. A high credit rating generally means a company is likely to pay its bills, meet its payroll, and repay its loans, on time, with cash to spare. To keep the risks of investing in money market funds relatively low, the Securities and Exchange Commission, “SEC,” has rules on the quality and types of investments that money markets funds, including the Portfolio, may buy. In its rules, the SEC requires money market funds to invest in “eligible” securities. The Portfolio will follow the SEC rules by selecting eligible securities that are Government securities or are:

•	rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations, “NRSRO,” or by one NRSRO, if only one NRSRO has rated the security; or

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•	if unrated, are of comparable quality to the rated securities described above, as determined by SSgA FM according to procedures established by the Master Trust’s Board of Trustees.

Portfolio Maturity. Another way the SEC regulates money market funds is by requiring funds to buy investments with short-term maturities. This means money market funds may only hold investments that on average mature, or end, in 90 days or less. In the jargon of money market funds, that’s called a “dollar weighted average maturity of 90 days or less.” An investment reaches maturity on the day that all unpaid interest and principal must be repaid. The Portfolio will normally hold instruments to maturity, but may dispose of them sooner if SSgA FM finds it advantageous or necessary to do so. While investing in these short-term investments increases portfolio turnover, with money market funds this trade-off normally leads to increased liquidity and lower risk.

The Master-Feeder Relationship. The Portfolio, the master fund, may accept investments from the Fund and other feeder funds. The Fund’s Board of Trustees can also decide to withdraw the Fund’s assets from the Portfolio at any time if it views a withdrawal to be in the best interest of the Fund and its shareholders. If this happens, the Board may, among other options, choose to invest the Fund’s assets in another master fund or have AARP Financial invest the Fund’s assets directly in money market instruments. Should the Fund withdraw from the Portfolio, it would invest using strategies that are substantially similar to the ones described in this section.

The Fund’s Risks

What are the Fund’s risks?

All investments involve some risk, including the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should read this section carefully and understand these risks.

Several types of risk may affect the Fund. Since the Fund invests all of its assets in the Portfolio, the Fund has all of the risks of the Portfolio. Risks of the Fund and the Portfolio are summarized below.

Money Market Fund Risk

The Fund may not be able to maintain a NAV per share of $1.00 at all times. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk

During periods of rising interest rates, the Fund’s yield may tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield may tend to be higher.

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Credit/Default Risk

An issuer of securities held by the Portfolio may default on its obligation to pay interest and repay principal when due. There is also a risk that the credit rating of one or more of the securities will be downgraded. Generally, lower rated bonds have higher credit risks.

U.S. Government Securities Risk

Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Master-Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund is part of a master-feeder structure and invests substantially all of its assets in another mutual fund, the Portfolio. The ability of the Fund to meet its objective depends on the Portfolio meeting its objective. Since other feeder funds may invest in the Portfolio too, the Portfolio, and in turn the Fund, may be adversely affected if another feeder fund decides to leave the master-feeder structure and withdraw its assets from the Portfolio. The demands placed on the Portfolio by large sales, redemptions, or purchases by a feeder fund may hurt the Portfolio’s performance.

Foreign Risk

The Portfolio may invest in the U.S. dollar denominated instruments of foreign issuers. Foreign issuers can pose greater risks than U.S. issuers. Foreign securities could lose value as a result of political, financial, and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards, or other factors.

Banking Industry Risk

The Portfolio may concentrate more than 25% of its assets in bank obligations. If the banking industry suffers a setback, the Fund may perform worse than if the Portfolio were more diversified across numerous industries. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. To the extent that the Portfolio is concentrated in an industry, the Fund is exposed to greater risks of loss.

Repurchase Agreement Risk

A repurchase agreement allows the Portfolio to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Management Strategy Risk

A strategy used by SSgA FM may fail to produce the intended results.

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Fixed-Income Securities Risk

The risks of fixed-income securities include interest rate risk, credit risk, call and extension risk, as well as other risks. Credit risk means that the issuer could default and be unable to pay interest or return capital to the Portfolio, causing losses to the Portfolio and the Fund. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities, and asset-backed securities. Call risk means that when interest rates drop, the issuer may “call” the security back and return principal to its investors sooner than expected. The issuer wants to take advantage of saving money by borrowing money at lower interest rates but investors lose the returns that came with higher interest rates and have to reinvest the returned principal at lower interest rates. Extension risk occurs when interest rates rise and the expected rate at which mortgages or other loans will be repaid slows down. In this scenario, investors find their principal committed longer than expected and miss out on the increased returns they could earn by investing their principal at the higher interest rates.

Liquidity Risk

The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

New Fund Risk

The Fund may not grow to or maintain an economically viable size, in which case management of the Fund may determine to liquidate the Fund at a time that may not be opportune for shareholders.

More Information About the Portfolio’s Investments

Here is more information about some of the Portfolio’s investments and their risks. Please remember that because the Fund invests its assets in the Portfolio, the Fund has the same risk exposure to these securities as the Portfolio.

Variable and Floating Rate Securities. The Portfolio may purchase variable and floating rate securities. Variable rate securities readjust their interest rates on set dates. Floating rate securities readjust their interest rates whenever a particular interest rate changes. Interest rates on these securities are normally tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a bank. These securities have interest rate and credit risk. They also may have liquidity risk because it is not always easy to sell these instruments if the issuer defaults or the Fund cannot exercise “demand” rights. Demand rights, which are normally a feature of these investments, allow an investor to demand that the issuer repay immediately all unpaid interest and return the principal, the original investment amount.

Asset-Backed Securities. Asset-backed securities are debt securities backed by pools of assets like mortgages, auto loans, and leases. Payments of principal and interest from the loans backing these securities are passed through to the investors in these securities, such as the Portfolio. The values of these securities vary with changes in

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interest rates. Asset-backed securities that are not backed by mortgages have additional risks. For example, some of these loans may be unsecured, meaning that there is no collateral for the loan. If the issuer defaults, there is no collateral for the Portfolio to collect to cover losses. Borrowers also may be protected by state and federal consumer credit laws that may be very favorable to borrowers at the expense of investors.

U.S. Government Securities. U.S. Government securities include U.S. Treasury securities and other obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities. These securities may be supported by:

1.	the full faith and credit of the U.S. Treasury,

2.	the right of the issuer to borrow from the U.S. Treasury or discretionary authority of the U.S. Government agency or instrumentality, or

3.	the creditworthiness of the issuer alone.

Certificates of Deposit. The Portfolio may invest in certificates of deposit, “CDs,” and time deposits, “TDs.” In addition to CDs and TDs issued by U.S. banks in the U.S., the Portfolio may invest in other sorts of U.S. dollar denominated CDs and TDs, such as Eurodollar CDs (CDs issued by banks outside of the United States), Eurodollar TDs (deposits in foreign branches of U.S. and foreign banks) and Yankee CDs (CDs issued by U.S. branches of foreign banks). These instruments may have the risks of foreign investments. For example, foreign laws and accounting standards typically are not as strict as they are in the U.S., so there may be fewer restrictions on loan limitations, less frequent examinations, less regulation of reserve accounting, auditing and recordkeeping, and weaker public reporting requirements.

Section 4(2) Commercial Paper and Rule 144A Securities. The Portfolio may invest in commercial paper offered and sold:

•	in private placements (not to the public) relying on the exemption from registration of Section 4(2) of the Securities Act of 1933, as amended, “Section 4(2) paper” or

•	only to certain types of institutions under Rule 144A under the 1933 Act, “Rule 144A securities.”

Since these securities are not sold to the public, they may have liquidity risk. They may be difficult to value or sell if they are not actively traded. The Portfolio, like all money market funds, tries to limit liquidity risk by limiting its investments in securities that are considered illiquid, or hard to sell, to 10% of the Portfolio’s net assets at the time of purchase. The Portfolio will not treat these securities as illiquid if SSgA FM determines that a liquid trading market exists according to procedures approved by the Board of Trustees of State Street Master Funds.

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[Sidebar]

Should you invest in the Fund? It depends on why you are investing, when you’ll want to start spending the money you’ve invested, and your tolerance for risk. The AARP Financial Center can help you identify if the Fund may be right for you. If you have any questions, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

Who Manages the Fund and the Portfolio?

TRUSTEES

AARP Funds has a Board of Trustees who oversees the Fund and its investment in the Portfolio, and approve the Fund’s agreements with the Portfolio, AARP Financial and the Fund’s other service providers. The Master Trust also has a Board of Trustees who oversees the Portfolio and approve the Portfolio’s agreements with the Fund, SSgA FM and the Portfolio’s other service providers.

THE FUND’S INVESTMENT ADVISER

AARP Financial Incorporated, “AARP Financial,” oversees the Fund’s investment program, including the Fund’s investment in the Portfolio. It is recently formed and has relatively little experience as an investment adviser. The Fund has entered into an investment advisory agreement with AARP Financial pursuant to which AARP Financial does not receive an investment advisory fee when the Fund is invested in a master-feeder structure. If the Fund were not invested in a master-feeder structure, AARP Financial would receive an investment advisory fee, at an annual rate of 0.10% of average daily net assets.

AARP Financial is a wholly-owned subsidiary of AARP Services, Inc., which is a wholly-owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is located at Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

THE PORTFOLIO’S INVESTMENT ADVISER

SSgA Funds Management, Inc., “SSgA FM,” is responsible for the day-to-day investment of the Portfolio’s assets. SSgA FM managed approximately $120 billion in assets as of March 31, 2006 and is one of the State Street Global Advisors’ companies that collectively manage approximately $1.5 trillion in assets. SSgA FM is a wholly-owned subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, MA 02111.

[Sidebar]

The basis for the Board of Trustees approving the investment advisory agreement with AARP Financial will be discussed in the Fund’s Semi-Annual Report to shareholders for the period ending December 31, 2006.

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[Sidebar]

AARP Funds and AARP Financial have applied to the SEC for an exemption to allow AARP Financial to change or add investment sub-advisers, and to change the investment sub-advisory agreements with those sub-advisers, without shareholder approval. Currently, shareholder approval of these changes is required by law, but certain funds obtain the exemption because it permits greater flexibility and saves the expense of holding a shareholder vote. There is no guarantee that the SEC will grant the requested exemption.

Other Service Providers

Administrator and Sub-Administrator	AARP Financial provides administrative services to the Fund, such as overseeing the Fund’s operations and other service providers. AARP Financial has retained State Street Bank and Trust Company, “State Street,” to assist it in providing these administrative services.

Custodian	State Street holds the Fund’s assets, prices shares, and oversees payment of distributions to shareholders.

Transfer Agent	State Street handles opening new accounts, processing orders to buy or sell shares, providing recordkeeping, and sending statements to investors.

Distributor	ALPS Distributors, Inc. handles distribution, sales and marketing activities for the Fund.

Payments for distribution and services

The Fund pays a distribution and shareholder services fee called a Rule 12b-1 fee (after Rule 12b-1 of the Investment Company Act) to ALPS Distributors, Inc. (the Fund’s distributor), which is not affiliated with AARP Funds, AARP Financial or SSgA. This fee covers the sale and distribution of the Fund’s shares and servicing activities for shareholders.

The Rule 12b-1 fee may be as much as 0.20% annually of the average daily net assets of the Fund. Of this amount, ALPS Distributors, Inc. pays approximately:

•	0.14% of the Fund’s net assets to AARP Financial under a Services Agreement for providing assistance to ALPS Distributors, Inc. with distribution and shareholder servicing activities, including preparing advertising and marketing materials, educating call center personnel and providing services to investors in the Fund; and

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•	0.05% of the Fund’s net assets to AARP under a Trademark Licensing Agreement for the right to use the name AARP in the Fund’s name and access to AARP’s membership list.

These fees will increase the cost of your investment because they are paid out of the Fund’s assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular AARP Fund. AARP is not a registered investment adviser or broker-dealer. Read this prospectus carefully to decide if the Fund is right for you. And if you need help in making that decision, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

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How to Open Your Account

Types of accounts

You may set up your account to invest in the Fund in any of the following ways:

Account type	Description	Minimum initial investment*	Minimum subsequent investment
Individual or Joint ownership	Individual accounts must be registered to one person. Joints accounts can have two or more owners and provide for rights of survivorship.	$100	$25
Gift or Transfer To a Minor (UGMA, UTMA)	Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of account once he or she reaches the age of majority.	$100	$25
Retirement**	A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your tax advisor for details about tax advantages or consequences.	$100	$25
	The types of retirement accounts available to you are: Traditional IRA Roth IRA Rollover IRA
Coverdell Education Savings Account	Formerly called an Education IRA, this account allows you to earn tax- deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.	$100	$25
Trust	For assets held in a trust.	$100	$25
Business Entity	Allows an authorized person of a corporation, partnership or other entity to establish a business account	$100	$25

*	If you set up an Automatic Investment Program to invest at least $25 directly from your bank account or paycheck, we waive the minimum required for your initial investment. Before you can start your automatic investment program, your initial investment of at least $25 must be made by check or online by electronic transfer.

**	There is a $10 annual maintenance fee for each IRA account.

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[Sidebar]

Ask for a Transfer On Death, “TOD,” form if you wish to designate a beneficiary for your non-retirement accounts and want the accounts’ assets to pass directly to a beneficiary and avoid probate.

[Sidebar]

To invest in the Fund, in most cases, you must be a U.S. resident with a social security number. There are a few exceptions to this rule, such as if you are a member of the U.S. military based outside the United States. Shares of the Fund are available for sale in the U.S. and its territories, but not elsewhere.

How to open an account

By electronic transfer

•	You may open a new account by electronic transfer only by visiting www.aarpfunds.com. Select the “How to Buy” tab and follow the directions to create your new account and complete an application online.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House, “ACH,” system.

By mail

•	Complete and sign an application. Please complete a different application for each type of account you are establishing.

•	Enclose a check made out to “AARP Funds” for your initial investment.

•	Send by regular mail or overnight delivery. All mail must be sent to the address listed on the back cover of this prospectus.

Please note:

•	We accept only electronic transfers and checks in U.S. dollars, drawn on U.S. banks when opening new accounts. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). You cannot use a business check to buy shares for a non-business account. If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days or until we verify that your check has cleared, whichever comes first.

•	Your order to purchase shares must be complete and in good form for the Fund to act on it.

•	A purchase request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

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Automatic Investment Program

Available for all types of accounts, the Automatic Investment Program allows you to set up regular, automatic purchases of Fund shares directly from your bank account or your paycheck.

[Sidebar]

If we cannot complete two scheduled investments in a row because of insufficient funds, we may cancel the Automatic Investment Program.

Verifying your identity

Under the USA PATRIOT Act, all financial institutions must obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in the Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we may not accept your application and will return your initial investment.

After your account is established, the Fund is required to take steps to verify your identity. These actions may include checking your information against various databases. If the Fund is unable to verify your identity from the information you provide, you may be restricted from making purchases, transferring shares, or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available share price. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

Sales and redemption fees

The Fund is a no-load mutual fund. There is no sales charge when you buy shares. There are no deferred sales charges or redemption fees when you sell shares (although you may be charged a fee for a wire), nor any charges on additional purchases or reinvested dividends.

[Sidebar]

If you invest in the Fund through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees that affect your account, either as an individual or in an omnibus account. We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

18

How to Manage Your Account

Buying more shares

•	You may buy more shares by using our Web site at www.aarpfunds.com, calling our 24-hour automated response system or Shareholder Services at (800) 958-6457, or sending us a request by mail. Funding can be submitted by wire transfer, electronic transfer, or check.

•	Your order to purchase shares must be complete and in good form for the Fund to act on it.

•	A purchase request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

[Sidebar]

The Fund considers purchase, exchange or redemption orders to be in “good form” when it receives all required information, including properly completed and signed documents.

By wire transfer

•	Instruct your bank to wire your investment to:

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02120

ABA number 011000028

DDA# 9905-684-8

FBO: AARP Funds

Account number ___________

•	Please include the name of the account owner, tax identification number, account number, Fund name, and name/address of the financial institution wiring the money.

•	On days when the Federal Reserve is closed, you will not be able to purchase shares by wiring federal funds because the federal funds wiring does not occur on these holidays.

•	Payment for Fund shares must be in federal funds (or converted to federal funds by the Transfer Agent) by 4 p.m. Eastern time before a purchase order can be accepted.

By electronic transfer

•	If you have established the electronic transfer service on your account, you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Use our 24-hour automated response system by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Your subsequent electronic transfer investments must be at least $25.

•	If you did not establish the electronic transfer service on your new account application, please call Shareholder Services at (800) 958-6457 to obtain a Shareholder Services

19

form, or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	Confirm with your bank or credit union that it is a member of the ACH system.

By mail

•	Detach the bottom of your most recent account statement, or write a letter of instruction that includes the name of the account owner, account number, and Fund name.

•	Enclose a check made out to “AARP Funds” for the amount you want to invest.

•	Send by regular mail or overnight delivery. All requests must be sent to the addresses listed on the back cover of this prospectus.

Conditions for buying shares

•	We reserve the right to reject any offer to buy shares if doing so is deemed in the best interests of the Fund’s shareholders.

•	We calculate the number of shares you are buying as follows:

Investment amount     =     Number of shares bought

Share price (NAV)

•	We accept only wire transfers, electronic transfers and checks in U.S. dollars, drawn on U.S. banks. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). You cannot use a business check to buy shares for a non-business account.

•	If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days or until we verify that your check or electronic transfer has cleared, whichever comes first.

[Sidebar]

We do not accept requests to hold a transaction for a future date.

Selling shares

•	You may sell shares by using our Web site at www.aarpfunds.com, calling our 24-hour automated response system or Shareholder Services at (800) 958-6457, or sending us a request by mail. Proceeds can be sent by check to the address of record, or by wire transfer or electronic transfer, if these methods of transfer have already been established on your account. You may also set up a systematic withdrawal if you would like to receive a regular, periodic check.

•	By signing up for “electronic transactions,” you have a choice as to how your money is sent to your bank account, either as an electronic transfer or wire transfer. With a wire transfer, the funds are received by your bank as “good funds,” but you may incur additional charges. With an electronic transfer, there may be a delay in the accessibility of your funds, but there are no additional charges.

•	If you did not establish the electronic transaction service on your new account application, please call Shareholder Services at (800) 958-6457 to obtain a Shareholder

20

Services form or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	Your order to sell shares must be complete and in good form in order for the Fund to act on it.

•	A redemption request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

By wire transfer

•	If you have established the wire transfer service on your account, you may call Shareholder Services at (800) 958-6457 and ask to make a sale with proceeds paid by wire transfer. Give the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive.

•	We will wire the sale proceeds to the financial institution of record.

•	There is a $5.00 fee per wire. Some recipient banks may also charge a fee.

By electronic transfer

•	If you have established the electronic transfer service on your account you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Use our 24-hour automated response system by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Payment of the proceeds will be made to the account previously designated by you at a bank that is a member of the ACH system.

•	Payment of the proceeds will normally be sent on the next business day after receipt of your request.

•	If the proceeds of your sale are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive “good funds” for at least one week.

By telephone

•	To use our 24-hour automated response system, call (800) 958-6457, log into your account, and proceed as instructed. There is a limit of $50,000 per day, per account.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make a sale. Give the name of the account owner, tax identification number, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive (up to a limit of $50,000 for phone orders).

•	We will send a check to the address of record for the account.

By mail

•

Send a letter including the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive. You are required to include a medallion signature guarantee for amounts over

21

$50,000 and in other specific circumstances (see Conditions for selling shares below). A medallion signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program, and the New York Stock Exchange Medallion Signature Program.

•	All registered owners must sign.

•	Proceeds can be sent by regular mail or overnight delivery (overnight delivery charges will be deducted from the redemption proceeds).

•	Checks will be sent to the address of record.

•	All requests must be sent to the address listed on the back cover of this prospectus.

By check writing

•	You may establish check writing on your account by completing the Checkwriting Authorization form. To obtain a form, please call Shareholder Services at (800) 958-6457, or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	You may write checks only in amounts of $250 or more on your account in the Fund.

•	If you add this service after you have already established your account, you must obtain a signature guarantee.

•	There is no fee for this service, but the Fund reserves the right to charge for it or to terminate this service in the future.

•	There is no limit on the number of checks you may write.

•	Dividends and distributions will continue to be paid up to the day the check is presented for payment.

•	You may not close your Fund account by writing a check.

To set up a systematic withdrawal

•	You can establish a systematic withdrawal by completing the appropriate sections of the Shareholder Services form. To obtain a form, please call Shareholder Services at (800) 958-6457, or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form. All registered owners must sign.

•	Send by regular mail. All requests must be sent to the address listed on the back cover of this prospectus.

•	We will either send a check to the address of record or wire the proceeds to your bank account as instructed at each requested time.

Conditions for selling shares

•	We may take up to seven days to send your sale proceeds.

•	To receive proceeds by wire transfer or electronic transfer, you must have established this feature on your account before initiating the redemption.

•	If you buy shares using a check or electronic transfer and then sell them soon afterwards, we may delay payment of the redemption proceeds for up to 15 days after

22

the purchase date, or until we verify that your check or electronic transfer has cleared, whichever comes first.

•	For sales over $50,000, we require a medallion signature guarantee as additional security to protect your account from fraud. We also require a medallion signature guarantee in the following circumstances:

•	You want the sale proceeds sent to an address or bank that is not the address or bank of record for the account, or that has been changed as the address or bank of record within the last 30 days.

•	You want the sale proceeds made payable to someone who is not an owner of the account.

•	You want to receive the sale proceeds by wire transfer or electronic transfer, but this account privilege was not yet activated.

•	You want to receive the sale proceeds by wire transfer or electronic transfer into an account that is not listed as the account of record for transfers.

[Sidebar]

A notary public cannot provide a medallion signature guarantee.

Exchanging shares

If you own shares of an AARP Fund, you may exchange shares of the Fund for shares of any other AARP Fund at no charge.

In an exchange, you are actually selling shares in one fund and buying shares in another, so there may be a capital gain or loss that affects your taxes. A 2% redemption fee is charged on shares of other AARP Funds held less than 60 consecutive days (not applicable to this Fund).

Please note: The name of the account owner(s) and tax identification number must be the same on the two accounts.

To exchange shares on-line

•	Visit www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Process your exchange and confirm your transaction.

To exchange shares by telephone

•	To use our 24-hour automated response system, call (800) 958-6457, log into your account, and proceed as instructed.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make an exchange. Give the name of the account owner, tax identification number, account numbers, and the amount you want to exchange, noted either as a number of shares or a dollar amount.

23

Frequent trading

Some investors engage in frequent trading called market timing where they try to predict future market directions and quickly buy and sell shares of funds to capture short term profits. Others may simply buy and sell fund shares repeatedly over short periods of time, which is another form of frequent trading. Given the nature of the Fund as a liquid, short term investment, the Board of Trustees of the Fund have not adopted policies or procedures to monitor or discourage frequent trading in the Fund’s shares. However, to the extent that the Fund may be used to facilitate short-term trading between other AARP Funds, an investor in the Fund should be aware that the Board of Trustees of AARP Funds has adopted policies and procedures designed to address and monitor the frequent purchase and sale of those AARP Funds’ shares by shareholders. These policies and procedures are discussed in the prospectus offering those AARP Funds.

The Fund reserves the right to reject or restrict, without prior notice, any offer to buy or exchange shares or to use any redemption or exchange privilege, such as the internet or telephone exchange privilege. Although the Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonable to do so, the suspension or termination may be effective immediately, preventing any uncompleted exchange.

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Shareholder Services

How we communicate with you

We will send you the following types of regular account statements to keep you informed about your investment:

•	Transaction confirmations to verify your purchases or sales.

•	Quarterly and annual account statements to review the value and performance of your investments, recap all transaction activity for the period, and report dividends, payment of capital gains, and sale proceeds.

•	Annual and semi-annual reports that include the Fund’s financial statements.

[Sidebar]

If you have more than one account with the same address, or share an address with other investors that have an account, we may send one copy of a prospectus, annual reports, and other similar documents to that address. This process, called “householding,” will continue indefinitely unless you tell us otherwise. If you wish to receive your own documents, please call Shareholder Services at (800) 958-6457. You may also contact Shareholder Services at (800) 958-6457 to instruct us to combine accounts within the same household for quarterly statements.

How you can communicate with us

Telephone

Call (800) 958-6457 weekdays from 8:00 a.m. to 6:00 p.m. Eastern time, to speak directly with a courteous, knowledgeable representative.

The following prompt choices are available when you dial the number above:

AARP Financial investment counselors are available to answer investment related questions you may have.

Shareholder Services representatives can handle any account related questions or transactions.

Automated Response System is available 24 hours a day, 7 days a week to handle a wide range of account functions (as shown on the right).

AARP Financial investment counselors

•      Speak with specially trained representatives to help you identify your goals, determine if you’re on track financially for retirement, and decide if the Fund is right for you.

Shareholder Services representatives or our 24-hour Automated Response System:

•      Receive general account information and service from our Shareholder Services representatives.

•      Exchange shares.

•      Initiate an electronic transfer to buy or sell shares.

•      Order duplicate statements.

•      Check your account balance or share prices.

•      Change your address of record (not available via automated response system).

25

Mail AARP Funds P.O. Box 8035 Boston, MA 02266-8035	• Request to buy, sell or exchange shares in writing • Change the name on your account • Add a seasonal mailing address

Overnight delivery AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184	• Add banking information to your account • Add or change an Automatic Investment Program • Add or change payroll deduction

Web site www.aarpfunds.com

•      Open an account

•      Get a prospectus or fund report

•      Buy, sell or exchange shares

•      View your account balance and share price

•      Change your mailing address

•      Order duplicate statements or copies of your tax forms

•      Get forms to accomplish a variety of tasks

[Sidebar]

Multiple account owners

If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

[Sidebar]

Unusual circumstances

If you have difficulty contacting us by phone or online, you can always send us your transaction request by regular mail or overnight delivery. All requests must be sent to the address listed on the back cover of this prospectus.

26

Distributions and Taxes

About mutual fund distributions

Mutual funds earn current income as dividends and interest from the securities they hold. They may also realize capital gains if they sell securities at a price higher than they originally paid for them. By law, each year mutual funds must distribute, or pay out, at least 90% of their income and net capital gains to investors who, in turn, pay any required taxes on the distributions they receive.

Timing of distributions

The Fund generally pays capital gains distributions (if any) in December. The amount may vary considerably from year-to-year based on normal investment activity.

The Fund intends to declare dividends on shares from net investment income daily and pay those dividends as of the last business day of each month.

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the Fund (known as dividend reinvestment.) Either way, you must pay tax on them. If you do not tell us how you want your distributions paid, your distributions will be automatically reinvested in more shares of the Fund.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

[Sidebar]

Please cash distribution checks promptly. We do not pay interest on uncashed checks.

Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in the Fund, including the following issues:

•	Your tax consequences differ if you have invested in the Fund through a regular account or through a tax-deferred IRA.

•	Distributions of the Fund’s net income and net short-term capital gains (if any) will be taxed as ordinary income to taxable shareholders. The Fund does not expect to derive a material amount of long-term capital gains. The Fund will supply information on the amount of distributions and whether distributions are treated as ordinary income and/or long-term capital gains for tax purposes.

27

•	No matter how long you have held shares in the Fund, you will receive distributions when they are paid and owe taxes on them.

Backup withholding

You must certify that you have provided the Fund with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account. State and local taxes may apply, as well as federal income tax.

Tax on transactions

If, as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares.

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Additional Information

How the share price is calculated

The price at which you buy or sell shares is called net asset value, “NAV.” The NAV for the Fund’s shares is calculated every business day as of the close of regular trading on the New York Stock Exchange, “NYSE,” normally, 4:00 p.m. Eastern time. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because the federal funds wiring does not occur on these holidays. Payment for Fund shares must be in federal funds (or converted to federal funds by the Transfer Agent) by 4 p.m. Eastern time before a purchase order can be accepted.

The NAV for the Fund’s shares is calculated this way:

Net assets (which are total assets – liabilities)     =     NAV per share

Number of shares outstanding

The Portfolio calculates its share price in exactly the same way—at NAV. Of course, the Fund’s assets consist entirely of investments in the Portfolio. Therefore, the Fund will calculate its share price using the NAV per share of the Portfolio to value the Fund’s investments.

The Portfolio seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The effect of timing on share prices

On any business day, if the Fund receives your request to buy, sell, or exchange shares before closing time on the NYSE, the Fund will use that day’s NAV as the price for your transaction. If the Fund receives your request after closing time, the Fund will use the next business day’s NAV for your transaction.

Any time we require additional information before we can complete a transaction you requested, we will use the NAV as of the business day we receive the required information for your transaction.

Not responsible for fraud

For your security, the Fund takes precautions to ensure that all orders received are from a person authorized to make transactions on the account, whether those orders are placed in writing, by telephone, on the Fund’s Web site, or through the automated response system.

29

For instance, callers must verify personal identification information, and calls may be recorded. The Fund is not responsible for fraud if they have taken reasonable precautions. The only way to be certain you are protecting your account from fraudulent telephone orders is to decline telephone privileges on your account application. If you make transactions online, be sure to safeguard your user name and password, and use security programs to protect your computer.

Portfolio holdings

You will find a listing of the holdings in the Fund and the Portfolio within 60 days as of the end of each calendar quarter on our Web site at www.aarpfunds.com. The Fund and the Portfolio are required by SEC regulations to report portfolio holdings 60 days after each fiscal quarter. The holdings of the Fund and the Portfolio will be posted on the Web site after the Fund and the Portfolio have filed the required information with the SEC. Please consult the SAI for more information on how we handle the disclosure of portfolio holdings.

Right to change policies

There are some decisions about the Fund or Portfolio that require shareholder approval, as noted in this prospectus or the SAI. Unless noted in this way, the Fund and Portfolio have the right to change any of their investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, without prior notice to shareholders, when it believes it is in the best interest of the Fund.

•	Add, change, or discontinue conditions for account service, account privileges, buying shares, or check writing.

•	Accept initial investment by telephone.

•	Freeze an account when there is a dispute between account owners, or when the Funds believe a transaction is fraudulent.

•	Redeem an account (sell all its shares) without the owners’ permission when the Fund believes there has been fraudulent or illegal activity.

•	Change and introduce any fees.

These changes may affect all investors of the Fund, or only certain groups.

[Sidebar]

To learn more

You can get more information about the Fund or AARP Funds in any of these ways:

•	Call the AARP Financial Center at (800) 958-6457 and choose to speak with an investment counselor.

•	Visit our website at www.aarpfunds.com.

•	You can also find more information about the Fund’s investment strategies, policies, risks, and management in the SAI, which is available free of charge by following the directions on the back cover of this prospectus.

30

Glossary

AARP Financial	AARP Financial, the Fund’s investment adviser and administrator.

AARP Funds	The entity housing the AARP Money Market Fund offered by this prospectus.

ALPS Distributors, Inc.	ALPS Distributors, Inc. is the Fund’s distributor.

Bonds	Investments that pay interest (often a fixed amount) to investors. They are typically issued by a corporation, government or government agency. Essentially, bondholders have an IOU from the issuer, but no corporate ownership privileges, as stockholders do. Bonds are also called debt or fixed income securities.

Business day	Every day the New York Stock Exchange is open for business. The New York Stock Exchange is normally open for business every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may suspend redemptions or postpone payment dates on days when the New York Stock Exchange is closed (other than weekends and holidays), when trading is restricted or as otherwise permitted by the SEC. If the New York Stock Exchange closes early, the Fund will calculate its net asset value as of the time the New York Stock Exchange closes.

Current income	Money that is paid out to investors, such as bond interest.

Dividends	Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Dividend reinvestment	Using your dividends to buy additional shares of a mutual fund, instead of taking the money as a cash payment.

Expense ratio	The portion of a mutual fund’s assets that is deducted from the assets of the fund to pay expenses.

Fund	AARP Money Market Fund, a series of AARP Funds.

Interest	Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

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Market price	The last reported price of a security on the market where it is bought and sold.

Medallion signature guarantee	A stamp or seal from an approved financial institution that guarantees that your signature is authentic.

Money market instruments	Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit, repurchase agreements, commercial paper and bankers’ acceptances.

Net asset value, “NAV”	The price of a single share of a mutual fund. It is calculated daily by adding the value of all the fund’s assets, subtracting the fund’s liabilities, and dividing that by the total number of fund shares.

Omnibus account	A single account held by an investment professional on behalf of many investors.

Portfolio	State Street Money Market Portfolio, a series of State Street Master Funds.

SEC	The Securities and Exchange Commission.

SSgA FM	SSgA Funds Management, Inc., the Portfolio’s investment adviser.

State Street	State Street Bank and Trust Company, the Fund’s sub-administrator.

State Street Master Funds	The entity housing the Portfolio the Fund invests in.

Total return	The total gain or loss of a mutual fund, including all dividends, interest and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

Yield	Income (interest or dividends) earned by an investment, expressed as a percentage of an investment’s price.

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PRIVACY POLICY NOTICE

This privacy policy notice summarizes how AARP Funds (“we” or “us”) plans to protect our customers’ (“you”) nonpublic personal information (“Information”).

Our commitment to safeguarding your privacy

We value the trust of our customers and continue to recognize the importance of holding your Information as confidential.

We will do our best to use your Information responsibly in order to protect you from fraud, and comply with legal obligations.

We will require companies with which we do business to use any Information we provide appropriately and to safeguard the confidentiality of such Information.

We collect the following categories of Information about you

We collect Information about you from the following sources:

•	information we receive from you on applications or other forms, on our website or through other means;

•	information we receive from your transactions, correspondence and other communications with us; and

•	information we receive from you in connection with providing you a financial product or service.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former shareholder to anyone, except as required or permitted by law. Information may be shared within AARP Financial Incorporated and its affiliates, AARP and AARP Services, Inc.

We may disclose Information about you or any former customer to the following types of third parties:

•	financial service providers that assist us in maintaining or servicing your accounts, such as securities broker-dealers, the distributor of any funds for which AARP Financial Incorporated provides investment advisory services, and the transfer agent;

•	non-financial companies, such as service providers that fulfill information requests; and

•	others, such as joint account holders and those with whom you have consented to our sharing your Information.

33

We may also disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements, except as otherwise prohibited by federal or state law. We may disclose all of the Information we collect to non-affiliated third parties that provide administrative and other services on our behalf, such as, among others, printing, mailing, and other services that are typically provided to funds.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information. We will protect against anticipated threats or hazards to the security of the Information we receive from a consumer reporting agency as well as against unauthorized use of this Information. When disposing of any Information, we will take reasonable measures to protect against unauthorized access or use of the Information.

Investors purchasing or owning interests through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

This description of the privacy policy is not part of the prospectus.

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For More Information

If you would like more information about the Fund, you may request free copies of the following documents:

Annual and semiannual reports

Each report to shareholders includes financial statements and the annual report to shareholders also has a report of the Fund’s auditors.

Statement of Additional Information, “SAI”

The SAI provides more detailed information about the Fund.

The Fund’s annual and semiannual reports to shareholders (once the Fund has been in existence for long enough to have such reports) and the SAI are incorporated by reference into (and are legally a part of) this prospectus.

To request a free copy of the latest annual or semiannual report to shareholders (once available), the SAI, or other information about the Fund or your account, please contact us:

By regular mail:	AARP Funds PO Box 8035 Boston, MA 02266-8035

By overnight mail:	AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184

By phone:	(800) 958-6457

By e-mail:	info@aarpfunds.com

Online:	www.aarpfunds.com

You can also review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at (202) 551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Investment Company File No. 811-21825

© 2006 AARP Funds. All rights reserved.

ALPS Distributors, Inc., Distributor.

AARP FUNDS

AARP Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2006

This Statement of Additional Information – or “SAI”:

•	provides more information about the AARP Money Market Fund (referred to throughout this document as the “Fund”);

•	has been filed with the Securities and Exchange Commission, or “SEC”;

•	is not a prospectus;

•	should be read with the prospectus for the Fund dated June 30, 2006 and any amendments to the prospectus (collectively, the “prospectus”); and

•	is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in the Fund.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the Fund, when available, may be obtained free of charge by calling the Fund at 1-800-958-6457 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and the AARP Money Market Fund, the “Fund,” and other series of the Trust, the “Funds.”

The Fund is an open-end management investment company that invests all of its investable assets in the State Street Money Market Portfolio, the “Portfolio,” a series of State Street Master Funds, the “Master Trust.” The Master Trust is a separately registered open-end management investment company. It has a substantially similar investment objective and substantially the same investment policies as the Fund. The performance of Fund will correspond directly to the investment performance of the Portfolio before the deduction of the additional fees and expenses of the Fund.

This SAI and the prospectus are not an offer to sell shares of the Portfolio.

The Trust is supervised by a board of trustees, the “Board.” The Board is responsible for representing the interests of the Fund and its shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities. The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Fund. Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, the “Investment Company Act,” are called “independent trustees.” Generally, a trustee qualifies as an independent trustee if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Fund.

This SAI includes:

•	biographical information regarding the trustees and executive officers of the Trust and Master Trust;

•	descriptions of the responsibilities of the committees of the Trust’s Board and Master Trust’s Board; and

•	information about trustee compensation and share ownership.

The Trust, on behalf of the Fund, has engaged a variety of entities to provide services to the Fund. The chart below includes:

•	the identity of each service provider;

•	the service provider’s address; and

•	a brief description of the services provided to the Fund.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876	The Trust has retained the Adviser to oversee the Fund’s investment program. While the Fund is invested in a master-feeder structure, the Adviser oversees the Fund’s investment in the Portfolio. In the event that the Fund elects to stop investing through a master-feeder structure, the Adviser would directly manage the Fund’s assets. As long as the Fund remains completely invested in the Portfolio (or any other investment company), the Adviser will not receive any investment advisory fee with respect to the Fund. The Fund may withdraw its investment in the Portfolio at any time if the Trust’s Board determines that it is in the best interests of the Fund and its shareholders to do so.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Fund. The Administrator undertakes numerous administrative functions for the Fund, including:

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue de Lafayette, 4th Floor Boston MA 02111	Sub-Administrator for the Fund. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Fund. The Distributor is responsible for the marketing and sales of the Fund’s shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Fund’s assets. The Custodian is generally responsible for the following activities:

•      safekeeping the assets of the Fund;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02110-2900

Transfer Agent for the Fund’s shares. The Transfer Agent generally undertakes the following responsibilities:

•      maintaining the Fund’s shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Fund’s shares; and

•      sending information to the Fund’s shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Fund.

MANAGEMENT OF THE TRUST

Trustees and Officers. The table below includes information about the trustees and officers of the Trust, including their:

•	business addresses;

•	ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman 3 Valley Road Scarsdale, NY 10583 Age: 69	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	7	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly 15 Whittier Road Needham, MA 02492 Age: 67	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	7	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Ellen B. Safir 7272 Wisconsin Avenue Bethesda, MD 20814 Age: 61	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	7	None.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Lynn E. Turner 10901 West 120th Suite 335 Broomfield, CO 80021 Age: 53	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	7	None.

Interested Trustee

Dawn M. Sweeney(3) 650 F Street, N.W. Washington, DC 20004 Age: 46	Trustee since 2005	President, AARP Services, Inc. (August 2002 – present); Associate Executive Director, Membership, AARP (December 1999 – August 2002).	7	None.

(1)	Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.
(2)	The “Fund Complex” consists of the Fund discussed in this SAI, the three other Funds of the Trust and three series of AARP Portfolios (“Portfolios”) none of which are discussed in this SAI and are offered via a separate prospectus and SAI.
(3)	Ms. Sweeney is considered an interested trustee due to her positions as director of AARP Financial and President of AARP Services, Inc., the parent of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Larry C. Renfro c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	President	President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Richard Hisey c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 47	Treasurer	Chief Investment Officer, AARP Financial (May 2006 – Present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 54	Vice President and Chief Compliance Officer	Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 50	Secretary	Vice President, Investment Services, AARP Financial (October 2005 – Present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant (February 2002 – July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie A. Tedesco State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 48	Assistant Secretary	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 51	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)	Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA Funds Management, Inc., the Portfolio’s investment adviser and an investment sub-adviser to several AARP Funds, “SSgA FM,” and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided securities related advice to such entity and/or such officer during the two-year period ended October 31, 2005. However, Mr. Reilly’s daughter did not work on those matters and billings for such matters for the two-years ended October 31, 2005 have been less than $90,000, representing a very small percentage of the law firm’s total billings for that two year period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for SSgA FM or an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended October 31, 2005. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended October 31, 2005 have been less than $400,000, representing a very small percentage of the law firm’s total billings for that two year period.

Standing Committees of the Board. The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee. Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee. Each committee has adopted a written charter setting forth its duties and responsibilities. Since the Funds are in their first fiscal year of operation, none of the Committees met during the fiscal year ended June 30, 2005.

Audit Committee. Mr. Turner serves as the Chairman of the Audit Committee. The Audit Committee normally meets at least twice a year and, among other matters:

•	oversees the accounting, auditing and financial reporting processes of the Fund;

•	hires (and fires, if needed) the Fund’s independent registered public accounting firm;

•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain affiliates of the Fund;

•	reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund;

•	receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments; and

•	investigates any improprieties or suspected improprieties in the operations of the Fund.

Nominating and Governance Committee. Mr. Clapman serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities and, among other matters:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding independent trustee compensation;

•	undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•	reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Fund and overseeing the management of the Fund; and

•	addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration. Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice. In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Fund’s website at www.aarpfunds.com.

Operations Committee. Mr. Reilly serves as the Chairman of the Operations Committee. The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust. In carrying out this purpose, the committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers. Examples of matters that may come within the purview of this committee include:

•	review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•	matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•	contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee. Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee. The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers. In carrying out this purpose, the committee, as it deems necessary and appropriate, oversees and evaluates:

•	the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment adviser;

•	the adequacy of the investment and other relevant personnel of the investment advisers; and

•	the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Fund. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each trustee as of December 31, 2005.

	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter C. Clapman	None	None
Richard M. Reilly**	None	None
Ellen B. Safir**	None	None
Lynn E. Turner	None	None
Interested Trustee
Dawn M. Sweeney	None	None

*	The Funds (other than the Fund) and the Portfolios commenced operations on December 30, 2005. As of December 31, 2005, the family of investment companies consisted of three Funds and three Portfolios.

**	Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

Prior to the date of this SAI, the Fund had not commenced operations and, consequently, the trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Fund.

Compensation of Board Members. Independent trustees received the following compensation for their services to the Fund Complex prior to March 19, 2006:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Commencing March 19, 2006, the compensation of each independent trustee from the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested trustees do not receive any compensation from the Fund for their service on the Board.

The following table summarizes the estimated compensation for the trustees of the Trust, including committee fees, for the 12-month period ending June 30, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$16,125	N/A	N/A	$32,250
Richard M. Reilly(2)	10,500	N/A	N/A	21,000
Ellen B. Safir(2)	10,500	N/A	N/A	21,000
Lynn E. Turner	16,125	N/A	N/A	32,250
Interested Trustee
Dawn M. Sweeney	0	N/A	N/A	0

(1)	The compensation figures include actual amounts paid through June 19, 2006, and estimated amounts from June 20, 2006 through June 30, 2006. As of June 19, 2006, there were two investment companies (the Trust and AARP Portfolios) and seven funds in the Fund Complex. As of June 19, 2006, the Fund had not commenced operations. The other Funds commenced operations on December 30, 2005.

(2)	Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

MANAGEMENT OF THE MASTER TRUST

Trustees and Officers. The table below includes information about the trustees and officers of the Master Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board since 1999	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	12	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee since 1999	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee since 1999	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee since 1999	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

(1)	Each trustee may serve until his/her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

(2)	The “Fund Complex” consists of the Portfolio discussed in this SAI, five other series of the Master Trust, and six series of State Street Institutional Investment Trust, none of which are discussed in this SAI and are offered (including the Portfolio) via a separate prospectus and SAI.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: June 24, 1965	President	President, SSgA Funds Management, Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Principal, State Street Global Advisors (March 2000 to present); Vice President, State Street Bank and Trust Company (1998-March 2000).

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Senior Vice President of State Street Bank and Trust Company (2002 - present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001-2002); President, UAM Fund Services (1995 to 2001).

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)
Ryan M. Louvar State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: February 18, 1972	Secretary	Vice President and Counsel of State Street Bank and Trust Company (2005 - present); Counsel of BISYS Fund Services (2000-2005).

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001-present); Managing Director, PricewaterhouseCoopers LLP (1986-2001).

(1)	Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Master Trust.

(2)	Each officer may have served in various other capacities for the same organization during the length of time served.

Standing Committees of the Board. The Board of Trustees of the Master Trust has established various committees to facilitate the timely and efficient consideration of all matters of importance to its independent trustees, the Master Trust, and the Master Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, Nominating Committee and Pricing Committee.

Audit Committee. The Audit Committee is composed of all of the independent trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2005, the Audit Committee held two meetings.

Nominating Committee. The Nominating Committee is composed of all of the independent trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2005, the Nominating Committee did not meet.

Pricing Committee. The Pricing Committee is composed of all of the independent trustees. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available in accordance with the Master Trust’s Valuation Procedures. The Pricing Committee acts pursuant to a tiered notification and meeting structure as set forth in the Valuation Procedures, and is generally convened in the event of a pricing matter that may potentially materially impact the Portfolio’s net asset value. During the fiscal year ended December 31, 2005, the Pricing Committee did not meet.

Management Ownership of the Portfolio. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Portfolio and of all funds in the Fund Complex overseen by each trustee as of December 31, 2005.

	Dollar Range of Equity Securities in the Portfolio*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None

As of the date of this SAI, the Trustees and officers of the Master Trust owned in the aggregate less than 1% of the shares of the Portfolio.

Compensation of Board Members. Pursuant to certain agreements with State Street and its affiliates, each Trustee of the Master Trust receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings.

The following table summarizes the compensation, including committee fees, paid to the trustees of the Master Trust, for the 12-month period ended December 31, 2005.

Compensation Table

Name of Trustee	Aggregate Compensation from the Master Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
William L. Boyan	$30,000	$0	$0	$30,000
Michael F. Holland	$30,000	$0	$0	$30,000
Rina K. Spence	$30,000	$0	$0	$30,000
Douglas T. Williams	$30,000	$0	$0	$30,000

(1)	As of December 31, 2005, there were two investment companies in the Fund Complex (the Master Trust and State Street Institutional Investment Trust) and twelve funds in the Fund Complex.

SERVICE PROVIDERS

Advisory Services

The Trust

Adviser for the Fund. The Trust has hired AARP Financial to serve as investment adviser to the Fund.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, dated December 23, 2005 (as amended to add the Fund on March 19, 2006), the “Advisory Agreement.”

Fees	No fee is payable under the Agreement at such time as the Fund is invested in a master-feeder structure. The Adviser is entitled to receive an annual fee, accrued daily and payable following the last day of each month, equal to 0.10% of the Fund’s average daily net assets when the Fund is not invested in a master-feeder structure.

The Advisory Agreement was approved by the Trust’s Board with respect to the Fund on March 19, 2006. The Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund. While the Fund invests in a master-feeder structure, the Adviser’s responsibility is to oversee the Fund’s investment program by overseeing the Fund’s investment in the Portfolio and determining whether continued investment in the Portfolio is the best method at seeking to attain the Fund’s investment objective.

The Adviser’s responsibilities under the Advisory Agreement should the Portfolio choose not to invest in a master-feeder structure would include:

•	providing the Fund with ongoing investment guidance;

•	providing policy direction to the Fund; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Fund. The Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to limit Total Annual Operating Expenses of the Fund and the Portfolio combined (excluding interest, taxes, and extraordinary expenses) to 0.50% of the following average daily net assets of the Fund through November 1, 2007.

Since the Fund has no operating history to date, no amounts have been paid to the Adviser for services rendered to the Fund.

Exemptive Relief. The Trust, AARP Funds and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements. Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Fund, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act. However, there can be no assurance that the SEC will grant the exemptive relief.

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is a recently-formed investment adviser with little prior experience as an investment adviser.

The Master Trust

Adviser for the Portfolio. The Master Trust has hired SSgA Funds Management, Inc. to serve as investment adviser to the Portfolio.

Name and Address of Service Provider	SSgA Funds Management, Inc., “SSgA FM” One Lincoln Street Boston, MA 02111-2900

Function and Services Provided	Adviser to the Portfolio. SSgA FM manages the day-to-day investment of the Portfolio’s assets.

Agreement	Investment Advisory Agreement between the Master Trust, on behalf of the Portfolio, and SSgA FM, the “Master Advisory Agreement.”

Fees	For SSgA FM’s services to the Portfolio, the Portfolio pays SSgA FM an annual fee, accrued daily and payable monthly on the first business day of each month, equal to 0.10% of the Portfolio’s average daily net assets.

Under the terms of the Master Advisory Agreement, SSgA FM is responsible for the investment management of the Portfolio. Subject to such policies as the Master Trust’s Board may determine, SSgA FM furnishes a continuing investment program for the Portfolio and makes investment decisions on its behalf. SSgA FM places all orders for purchases and sales of the Portfolio’s investments. SSgA FM may provide similar services to other investment companies or to other clients or engage in other activities. SSgA FM and State Street are wholly owned subsidiaries of State Street Corporation, a publicly held bank holding company.

The advisory fees accrued for the last three fiscal years with respect to the advisory services provided by SSgA FM are set forth in the table below:

Portfolio	Fiscal year ended December 31, 2003*	Fiscal year ended December 31, 2004*	Fiscal year ended December 31, 2005
State Street Money Market Portfolio	N/A	$123,336	$802,679

*	The Portfolio commenced operations on August 12, 2004.

SSgA FM has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets until at least November 1, 2007. For the fiscal year ended December 31, 2005, SSgA reimbursed the Portfolio $204,495 under this agreement. For the period from August 12, 2004 (commencement of operations of the Portfolio) through December 31, 2004, SSgA reimbursed the Portfolio $102,591 under this agreement.

The Master Advisory Agreement will continue from year to year provided that a majority of the trustees of the Mater Trust and a majority of the independent trustees of the Master Trust or a majority of the interest holders of the Master Trust approve its continuance. The Master Advisory Agreement may be terminated by SSgA FM or the Master Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment. The Master Advisory Agreement was most recently approved by the trustees, including a majority of the independent trustees, on November 16, 2005.

Administration Services

Administrator. In addition to serving as the Adviser to the Fund, AARP Financial Incorporated also serves as the Administrator to the Fund. Under the Administration Agreements, the Administrator provides the Fund with general administrative duties associated with the day-to-day operations of the Fund, and monitors and coordinates the activities of the other service providers of the Fund.

Administrator	AARP Financial Incorporated

Agreements	Administration Agreement between the Administrator and the Trust, on behalf of the Fund, dated December 30, 2005 (as amended to add the Fund on March 19, 2006), the “Administration Agreement.”

Fees	For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035 % of the Fund’s average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Fund’s net asset value, “NAV,” assists in the preparation of financial and tax reports, monitors and tests portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Fund. The Administrator will also perform such other services for the Fund that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

Since the Fund has no operating history to date, no amounts have been paid to the Administrator for services rendered to the Fund.

Sub-Administrator. Under the Sub-Administration Agreement, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company

Agreements	Sub-Administration Agreement between the Administrator and the Sub-Administrator, with respect to the Fund, dated December 30, 2005 (as amended to add the Fund on March 19, 2006), the “Sub-Administration Agreement.”

Fees	Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Fund to the Administrator, as stated in the Sub-Administration Agreement.

The duties undertaken by the Sub-Administrator include:

•	assisting in the preparation of financial and tax reports;

•	ongoing monitoring and testing of portfolio compliance; and

•	oversight and review of regulatory affairs and corporate governance.

The Sub-Administrator also serves as the administrator, fund accountant and custodian for the Portfolio under separate agreements between the Portfolio and the Sub-Administrator, for which the Sub-Administrator receives fees directly from the Portfolio and/or SSgA FM.

Distribution Services

Distributor. Under the Distribution Agreement, the Distributor, as agent for the Fund, sells shares of the Fund on a continuous basis.

Distributor	ALPS Distributors, Inc.

Agreement	Distribution Agreement between the Distributor and the Trust, on behalf of the Fund, dated December 23, 2005 (as amended to add the Fund on March 19, 2006), the “Distribution Agreement.”

Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements. The Trust has adopted a Distribution and Shareholder Services Plan, the “Rule 12b-1 Plan,” in accordance with Rule 12b-1 under the Investment Company Act with respect to the Fund. Under the Rule 12b-1 Plan, the Fund may use its assets to finance activities relating to the distribution of its shares and the provision of certain shareholder services. Under the terms of the Rule 12b-1 Plan, the Fund may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Fund for these services.

For the Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of the Fund’s shares, including, but not limited to:

(a)	expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of the Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)	the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)	the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)	the preparation, printing and distribution of sales literature;

(e)	expenditures for sales and distribution support services, including processing new account applications;

(f)	preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)	travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)	the costs of administering the Rule 12b-1 Plan;

(i)	expenses of organizing and conducting sales seminars; and

(j)	retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005, to obtain use of the “AARP” name as part of the Fund’s name, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Fund to the public. The Distributor uses a portion of the fees collected from the Fund under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Fund in this regard, which is paid to AARP on a tax free basis. These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial Incorporated under which AARP Financial Incorporated provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan. In particular, AARP Financial Incorporated has agreed to assist the Distributor in its efforts to offer and sell the Fund’s shares by engaging in any combination of the following services: (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Fund and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial Incorporated in an amount equal to approximately 0.14% annually of the Fund’s average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)	aggregating and processing purchase and redemption orders;

(b)	providing beneficial owners with statements showing their positions in the Fund;

(c)	processing dividend payments;

(d)	providing sub-accounting services for Fund shares held beneficially;

(e)	forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)	receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to the Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Trust (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it, the “Independent Plan Trustees.” The Rule 12b-1 Plan may not be amended with respect to the Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund. No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan. The Rule 12b-1 Plan may be terminated at any time with respect to the Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund. As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Fund and its shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Fund to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

As of the date of this SAI, no fees have been paid under the Rule 12b-1 Plan with respect to the Fund because the Fund has not yet commenced operations.

EXPENSES

The Fund’s service providers bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses paid by the Fund include, but are not limited to:

•	fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•	the Fund’s pro-rata share of the expenses of the Portfolio;

•	fees and expenses of officers and the Board;

•	taxes;

•	interest;

•	legal and auditing fees;

•	brokerage fees and commissions;

•	certain fees and expenses in registering and qualifying the Fund and its shares for distribution under federal and state securities laws;

•	expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•	the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•	fidelity bond and directors’ and officers’ liability insurance premiums;

•	the expense of using independent pricing services; and

•	other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio (such as the Fund) are allocated among all investment portfolios of the Trust by or under the direction of the Board. The Board determines how to apportion those expenses in a fair and equitable manner. The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies. Because the Fund invests all of its investable assets in the Portfolio, it is anticipated that the only matters upon which the Fund will be asked to vote are matters that require approval of the shareholders of the Portfolio. In accordance with the requirements of the Investment Company Act, the Fund will either (i) pass through any matters to be approved by shareholders of the Portfolio to the shareholders of the Fund or (ii) vote its shares in the same percentage as the vote of all other shareholders. If the Fund “passes through” the vote to shareholders, the Adviser will vote the Fund’s proxies on matters affecting the Portfolio in direct proportion to the votes received from shareholders of the Fund. In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the Portfolio and 25% of the Fund’s proxies against the proposal.

Ordinarily, the securities in which the Portfolio invests will be non-voting securities. The Master Trust has adopted Proxy Voting Policies and Procedures pursuant to which the Master Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolio to SSgA FM as part of SSgA FM’s general management of the Portfolio, subject to the Master Trust’s Board’s continuing oversight. As a general matter, the Board of the Master Trust has delegated to SSgA FM the responsibility for voting any proxies according to guidelines established by the Board.

The Proxy Voting Policies and Procedures for the Trust and Master Trust are attached as Appendix A to this SAI.

No later than August 31st of each year, the Fund and the Portfolio will be required to file with the SEC their proxy voting record, if any, for the 12-month period ending June 30 on Form N-PX. An annual record of all proxy votes cast for the Fund (after August 31, 2006) and the Portfolio during the most recent 12 months or since the inception of the Fund, if any, can be obtained without charge on the SEC’s website at www.sec.gov. The most recent Form N-PX for the Fund will also be available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics. The Adviser, the Distributor, and the Trust have each adopted a code of ethics under Rule 17j-1 under the Investment Company Act. The Trust’s code of ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Fund, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Fund. Under the codes of ethics of the Adviser and the Distributor any of the Fund access persons covered by such codes of ethics must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Fund’s service providers or officers. In addition, the Adviser’s code of ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

The Master Trust and SSgA FM also have adopted codes of ethics that comply with Rule 17j-1 under the Investment Company Act and have provisions that are generally similar to those of the Trust, Adviser and Distributor.

There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

Portfolio Transactions and Brokerage. The Fund invests all of its investable assets in the Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Fund purchases and redeems shares of the Portfolio each day depending on the number of shares of the Fund purchased or redeemed by investors on that day. Shares of the Portfolio are available for purchase by the Fund at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolio by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Portfolio. When the Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Portfolio normally does not pay a stated brokerage commission on transactions.

The Portfolio’s investment advisory agreement authorizes SSgA FM to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use the Portfolio’s assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Disclosure of Portfolio Holdings. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Fund, the “Disclosure Policy.” The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Fund, to prevent the selective disclosure of the information, and to ensure compliance by the Fund with the federal securities laws, including the Investment Company Act. The Fund and its service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust. This prohibition does not apply to information sharing with the Fund’s service providers, including advisers to the Fund and the Fund’s independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Fund. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Fund identified under the heading “Other Information – Legal Counsel”, rating and ranking organizations and affiliated persons of the Fund. However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

The Portfolio has also adopted a portfolio holdings disclosure policy which is similar in purpose to the Disclosure Policy. As a matter of regular course, the Fund and the Fund’s service providers have access to information regarding the holdings of the Portfolio on a daily basis. However, the Fund and its service providers are restricted from disclosing such information except in accordance with the Portfolio’s disclosure policy.

The chief compliance officer of the Trust is responsible for ensuring that the Fund has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Fund’s compliance with the Disclosure Policy.

Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust upon determining that the exception is in the best interests of the Fund and its shareholders. The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the Trust at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Fund’s shareholders on one hand and the Fund’s investment adviser or any affiliated person of the Fund on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer. If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

Quarterly Disclosures. The Fund will publicly disclose the complete schedule of the Portfolio’s holdings, as reported on a calendar quarter-end basis, with a 60-day delay, by making the information publicly available in a manner consistent with requirements established by the SEC and applicable to the Portfolio. You may view the Portfolio’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Fund at 1-800-958-6457. The Portfolio’s holdings will be posted at www.aarpfunds.com after the Portfolio has filed the required information with the SEC.

The Fund and the Portfolio each file a complete schedule of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Portfolio’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calculation of Net Asset Value. The prospectus discusses the method the Fund uses to calculate its NAV per share and the time when such calculations are made. The Fund uses the NAV per share of the Portfolio calculated by the Portfolio in order to price the Fund’s shares. The Portfolio’s securities will be valued pursuant to guidelines established by the Board of the Master Trust.

It is the Portfolio’s policy (and, accordingly, the Fund’s policy) to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the Investment Company Act, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Portfolio’s shares computed by dividing the annualized daily income on the Portfolio’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on the Portfolio’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Board of the Master Trust has established procedures reasonably designed to stabilize the Portfolio’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Portfolio’s NAV using market values; (2) periodic review by the Board of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Board of the Master Trust will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases. As described in the prospectus, shares of the Fund may be purchased in a number of different ways. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary. The Fund may authorize one or more financial service institutions to receive on its behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form. The Fund considers purchase, exchange or redemption orders to be in “good form” when it receives all required information, including properly completed and signed documents. Redemption proceeds are paid in cash.

The Fund may authorize one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. The Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•	the Fund or a class of its shares are to be terminated;

•	the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•	the shareholder fails to pay when due the full purchase price of shares issued to him;

•	it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•	the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE PORTFOLIO

The Fund is a diversified mutual fund that invests all of its investable assets in shares of the Portfolio, which in turn, invests in a variety of securities. Additional information regarding the characteristics of the Portfolio’s investments and the risks associated with those investments is discussed below. The Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares and without prior notice. All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Fund will achieve its objectives.

The Portfolio

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), the Portfolio may invest in the following instruments and use the following techniques. Be sure to read all the information as the Fund invests all of its investable assets in the Portfolio.

Eurodollar Certificates of Deposit, “ECDs,” Eurodollar Time Deposits, “ETDs,” and Yankee Certificates of Deposit, “YCDs.” The Portfolio may invest in ECDs, ETDs and YCDs.

ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or its domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers.

In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness that SSgA FM considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements subject to the Portfolio’s investment restrictions. In substance, a reverse repurchase agreement is a borrowing for which the Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio’s custodian on the Portfolio’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Portfolio’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. The Portfolio may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Section 4(2) paper and Rule 144A securities will not be subject to the Portfolio’s percentage limitations on illiquid securities when SSgA FM (pursuant to guidelines adopted by the Master Trust’s Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The Portfolio may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Investment-Grade Bonds. The Portfolio may invest in corporate notes and bonds that are (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations, “NRSRO,” or by one NRSRO, if only one rating service has rated the security; or (2) if unrated, are of comparable quality to the rated securities described above, as determined by SSgA FM in accordance with procedures established by the Master Trust’s Board of Trustees. A description of the applicable credit ratings is set forth in Appendix B to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.

Variable and Floating Rate Securities. The Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security. Use of asset-backed securities will represent less than 5% of the Portfolio’s total assets by issuer.

Mortgage-Backed and Mortgage-Related Securities. The Portfolio may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association, “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by the U.S. Congress, and the Federal National Mortgage Association, “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

GNMA Mortgage Pass-Through Certificates, “Ginnie Maes.” The Portfolio may invest in Ginnie Maes. Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates, “Freddie Macs.” The Portfolio may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates, “Fannie Maes.” The Portfolio may invest in Fannie Maes. Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in”

yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

U.S. Government Securities. The Portfolio may purchase U.S. Government securities. The types of U.S. Government obligations in which The Portfolio may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

The Portfolio may purchase U.S. Government obligations on a forward commitment basis. The Portfolio may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers, “CPI-U.”

When-Issued Securities. The Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Securities purchased on a when-issued basis and held by the Portfolio are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates – i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s NAV.

When payment for when-issued securities is due, the Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Zero Coupon Securities. The Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company,” “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, “Internal Revenue Code,” the Portfolio must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Portfolio will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Portfolio may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Portfolio. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell such securities at such time.

The Portfolio may invest no more than 25% of its total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts, “TIGRS,” and Certificates of Accrual on Treasuries, “CATS.” Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Illiquid Securities. The Portfolio may invest in illiquid securities. The Portfolio will invest no more than 10% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. The Portfolio may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. As a matter of non-fundamental policy, the Portfolio may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Forward Commitments. The Portfolio may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Portfolio of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Portfolio to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Investment Limitations

The Fund is subject to the investment limitations enumerated in this section, which correspond as necessary to the investment limitations adopted by the Portfolio.

The investment limitations enumerated in this section may be changed only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund. For this purpose, a majority of the outstanding voting securities of the Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.

As a matter of fundamental policy, the Fund:

1.	May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (a) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act of 1933, the “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund or Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The concentration policy set forth above permits the Fund to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Fund has recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks. The Fund may concentrate its investment in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The Portfolio

It is intended that that the Portfolio will operate and be treated as a partnership for federal income tax purposes and not as a “publicly traded partnership.” As a result, the Portfolio should not be subject to federal income tax; instead, the Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its allocable share of the Portfolio’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash or property distributions from the Portfolio. The determination of such share will be made in accordance with the Internal Revenue Code, and the regulations promulgated thereunder.

It is intended that the Portfolio’s assets, and the income generated therefrom, will be managed in such a way that the Fund will meet the requirements of Sections 851(b)(2) and 851(b)(3)(A) and (B) of the Code. The Fund’s adjusted tax basis in the Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive shares of items of realized net income and gain, and reduced, but not below zero, by the amounts of its distributive share of items of net loss and the amounts of any distributions received by the investor. To the extent the cash proceeds of any withdrawal or distribution exceed the Fund’s adjusted tax basis in the Portfolio, the Fund will generally realize gain for federal income tax purposes. If, upon complete withdrawal (i.e., redemption of entire interest in the Portfolio), the Fund’s adjusted tax basis in its interest in the Portfolio exceeds the proceeds of the withdrawal, the Fund will generally realize a loss for federal income tax purposes.

The Fund

The Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code. As a RIC, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year, the “Distribution Requirement,” and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies, the “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss, “net capital gain,” for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates on qualified dividends or for the corporate dividends received deduction.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

State, Local and Foreign Taxes. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation. Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Fund.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust. Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.” Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.” Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005, the “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes. The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose. Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Fund and other series of the Trust.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series, and a proportionate distribution, based upon the relative NAVs of the series and any other series, of any general assets not belonging to any particular series which are available for distribution. Upon liquidation, shareholders of a series are entitled to participate in the net distributable assets of the series involved based on the number of shares of the series that are held by each shareholder.

Holders of all outstanding shares of the series of the Trust will vote together in the aggregate and on all matters. Further, shareholders of all of the Fund, as well as those of any other series now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the series-by-series basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders’ meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)	divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)	issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)	establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)	divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)	issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)	change the name of any series or class thereof;

(g)	dissolve and terminate any one or more series or classes thereof; and

(h)	take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act. The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series is to vote separate from any other series, one-third (33-1/3%) of the outstanding shares of each such series entitled to vote shall constitute a quorum at a shareholders’ meeting of the series. Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any series shall vote as a whole, then a majority of the outstanding shares of the series voted on the matter shall decide that matter insofar as that series is concerned. In any vote submitted to shareholders of the series, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability. The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder. Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

The By-Laws of the Master Trust provide for indemnification similar to the provisions set forth above.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund and the independent trustees.

Independent Registered Public Accounting Firm. The Trust has engaged KPMG LLP, to be the independent registered public accounting firm for the Trust. KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities. As of the date of this SAI, AARP Services, Inc., a Delaware corporation located at 650 F Street, N.W., Washington, DC, 20004, owned 100% of the shares of the Fund and, therefore, may be deemed to have controlled the Fund as of the date of this SAI.

Registration Statement. This SAI and the Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Fund. Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Operating Expenses of the Fund” in the prospectus expense tables, reflects the Fund’s estimated operating expenses for the current fiscal year and includes the Fund’s estimated percentage of the Portfolio’s estimated operating expenses for the current fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year which has been estimated since such Fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of the Fund. Asset levels that are substantially higher or lower than the estimated average may result in substantially lower or higher expense ratios. The Fund, as it has a significant amount of non-asset-based fees, if the Fund experienced a significant asset decline during the previous fiscal year, may have substantially increased expense ratios in a fiscal year. Depending on the circumstances, the Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include, among others, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

There is no financial information for the Fund since the Fund had not yet commenced operations prior to the date of this SAI.

APPENDIX A:

AARP FUNDS

AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

AARP Financial Incorporated (the “Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”). AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio. The Funds and the Portfolios have directed the Adviser to implement theses Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio. These Policies and Procedures may be revised from time to time, however, any material amendments must be approved by the Board of Trustees of the Trusts.

II.	The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser. The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.1 The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.	AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master Funds. Due to the inherent conflict of interest presented in that situation, the Funds normally will pass through any matters to be approved by shareholders of the Master Funds to the shareholders of the Funds. The

[1]	The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request. If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.2

IV.	AARP Portfolios

A.	General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers. As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities. AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

As a matter of policy, the Adviser:

1.	Votes all proxies in the best interest of the Portfolios.

2.	Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.	Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.	Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.	Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

[2]	Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds. Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund. If the Proxy Manager determines that it would be in the best interest of a Fund investing in a master-feeder structure to vote in proportion to other shareholders of the Master Fund, the Proxy Manager may so vote provided he or she first obtains the approval of the Board of Trustees.

B.	Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. The Proxy Manager reviews each proxy to assess the extent to which there may be a potential conflict of interest. A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company. In an effort to identify potential conflicts of interest, the Compliance Department will prepare a list of the Adviser’s clients and vendors, and list of companies with which AARP Services Inc. and AARP have material business relationships, and provide that list to the Proxy Manager. The Compliance Department will periodically update this list as new information becomes available. All personnel are required to contact the Proxy Manager about any apparent conflicts of interest, including apparent conflicts of interest involving personal relationships. Apparent conflicts are reviewed by the Proxy Manager to determine if there is a conflict, and if so, whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the Proxy Manager, which will resolve the conflict and direct the vote. In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Funds, in accordance with these Policies and Procedures. If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question and the matter will be referred to the Board of Trustees of AARP Portfolios for a determination as to how the proxy should be voted. The Proxy Manager will record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Manager’s decision with respect to any conflict of interest.

VI.	Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VII.	Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:3

(1)	All proxy voting policies and procedures.

[3]	See Rule 204-2(c)(2) of the Advisers Act.

(2)	A copy of each proxy statement it receives regarding client securities.[4]

(3)	A record of each vote cast by the Adviser on behalf of a client.[5]

(4)	A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)	A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)	Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: June 6, 2006

[4]	The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

[5]	The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility. A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success. This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•	The Trust believes that one of the fundamental sources of good governance is independence. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors. The Trust will generally support the board’s nominees, if the above conditions are met.

•	The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders. The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•	The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•	The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•	The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•	The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•	The Trust will generally oppose excessive awards of stock or stock options to directors.

•	The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•	The Trust will generally support proposals to require majority voting in favor of director nominees.

Independent Auditors

•	The Trust believes that the company is in the best position to evaluate the competence of the outside auditors. We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.

Compensation Issues

•	The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company. While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.

•	The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•	The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•	The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•	The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•	The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

•	The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•	The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•	The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars. Plans that appear excessive will generally be opposed.

•	The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•	The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•	The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•	The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•	The Trust will generally oppose cumulative voting rights.

•	The Trust will generally oppose supermajority voting requirements.

•	The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•	The Trust will generally oppose proposals that do not provide for confidential voting.

•	The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•	The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•	The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

•	The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•	The Trust will actively voice their displeasure for companies who set forth proposals in a bundle. The right to vote each proposal separately must be encouraged and protected.

•	The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•	The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•	The Trust will generally oppose proposals for the creation of blank check preferred stock.

•	The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•	The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•	The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•	The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•	The Trust will generally support proposals that request increase disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•	The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

State Street Master Funds

State Street Institutional Investment Trust

Proxy Voting Policy and Procedures

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I.	Policy

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight. The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II.	Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III.	Procedures

The following are the procedures adopted by the Board for the administration of this policy:

A.	Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

B.	Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest[1],

[1]	As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

C.	Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

D.	Conflicts of Interest. Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.	Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.	Annual Filing

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.2

VI.	Disclosures

A.	The Trusts shall include in its registration statement:

1.	description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.	statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trusts shall include in its annual and semi-annual reports to shareholders:

1.	statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the

[2]	The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2.	statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

VI.	Review of Policy.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX B: RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc., “Moody’s,” description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation, “S&P,” description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc., “Fitch,” description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Amended and Restated Certificate of Trust dated December 12, 2005 (1)

	(2)	Amended and Restated Declaration of Trust dated December 12, 2005 (1)

(b)		Amended and Restated Bylaws dated December 12, 2005 (1)

(c)		See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of December 12, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of AARP Funds dated December 12, 2005

(d)	(1)	Investment Advisory Agreement with AARP Financial Incorporated (2)

	(2)	Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (2)

(e)	(1)	Form of Distribution Agreement with ALPS Distributors, Inc. (1)

	(2)	Form of Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. (2)

(f)		Not Applicable.

(g)		Master Custodian Agreement with State Street Bank and Trust Company (2)

(h)	(1)	Administration Agreement with AARP Financial Incorporated (2)

	(2)	Transfer Agency and Service Agreement with State Street Bank and Trust Company (2)

	(3)	Form of Master Feeder Participation Agreement with State Street Master Funds (2)

(i)	(1)	Opinion and Consent of Counsel with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (1)

	(2)	Opinion and Consent of Counsel with respect to the AARP Money Market Fund (2)

(j)	(1)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (1)

	(2)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Money Market Fund (2)

(k)		Not Applicable.

(l)		Subscription/Purchase Agreement(s) with AARP Services Inc. (1)

(m)		Distribution and Shareholder Service Plan (2)

(n)		Not Applicable

(o)		Reserved

(p)	(1)	Code of Ethics of AARP Funds (2)

	(2)	Code of Ethics of AARP Financial Incorporated (1)

	(3)	Code of Ethics of SSgA Funds Management, Inc. (1)

	(4)	Code of Ethics of ALPS Distributors, Inc. (2)

	(5)	Joint Code of Ethics of State Street Master Funds and State Street Institutional Investment Trust (2)

1.	Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A on December 23, 2005.

2.	Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with the Fund

The Fund is not open for investment as of the date of this Part C filing and therefore, no person owns of record or is known by the Fund to own beneficially 5% or more of the Fund. At the time the Fund will open for investment, a nominal initial investment will be made by one or more persons or entities to launch the Fund.

Item 25.	Indemnification

The Registrant’s Amended and Restated Declaration of Trust dated as of December 12, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust”.

Item 26.	Business and Other Connections of the Investment Adviser

AARP Financial Incorporated is a registered investment adviser. AARP Financial Incorporated serves as investment adviser to the AARP Funds and provides investment supervisory services. Information as to the officers and directors of AARP Financial Incorporated is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-64899) and is incorporated herein by reference.

SSgA Funds Management Inc. serves as the sub-adviser for the AARP Funds (other than the AARP Money Market Fund) pursuant to a sub-advisory agreement. The sub-adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of State Street Corporation, a publicly-held bank holding company. Information as to the officers and directors of the sub-adviser is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-60103).

Item 27.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, and Williams Capital Liquid Assets Fund.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

Edmund J. Burke	None	President; Director

Thomas A. Carter	None	Managing Director-Sales and Finance; Treasurer; Director

Jeremy O. May	None	Managing Director-Operations and Client Services; Secretary; Director

W. Robert Alexander	None	Director

Diana Adams	None	Vice President, Controller

Tané T. Tyler	None	Chief Legal Officer, Assistant Secretary

Bradley J. Swenson	None	Chief Compliance Officer

*	The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer, Pricing and Bookkeeping Agent; (f) Administrator; (g) Sub-Administrator; and (h) Custodian. The address of each is as follows:

(a)	Registrant

AARP Funds

650 F Street, N.W.

Washington, DC 20004

(b)	Investment Adviser

AARP Financial Incorporated

Two Highwood Drive

2nd Floor

Tewksbury, MA 01876

(c)	Sub-Adviser

SSgA Funds Management Inc.

One Lincoln Street

Boston, MA 02111-2900

(d)	Principal Underwriter

ALPS Distributors, Inc.

370 17th Street, Suite 3100

Denver, CO 80202

(e)	Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

(f)	Administrator

AARP Financial Incorporated

Two Highwood Drive

2nd Floor

Tewksbury, MA 01876

(g)	Sub-Administrator

State Street Bank and Trust Company

2 Avenue de Lafayette, 4th Fl.

Boston MA 02111

(h)	Custodian

State Street Bank and Trust Company

John Adams Building

1776 Heritage Drive

North Quincy, MA 02171

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 19th day of June, 2006.

AARP Funds

By	/s/ LARRY C. RENFRO
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ LARRY C. RENFRO	President (Principal Executive Officer)	June 19, 2006
Larry C. Renfro

/s/ Richard M. Hisey	Treasurer (Principal Financial Officer)	June 19, 2006
Richard M. Hisey

*	Trustee	June 19, 2006
Peter C. Clapman

*	Trustee	June 19, 2006
Richard M. Reilly

*	Trustee	June 19, 2006
Ellen B. Safir

*	Trustee	June 19, 2006
Dawn M. Sweeney

*	Trustee	June 19, 2006
Lynn E. Turner

*By:	/s/ NANCY M. SMITH	June 19, 2006
Nancy M. Smith
Attorney-in-fact for each Trustee
(Pursuant to Powers of Attorney filed with PEA No. 1 on
April 5, 2006)

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of AARP Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on June 19, 2006. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ James E. Ross
James E. Ross
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on June 19, 2006. Each of the following persons is signing this Post-Effective Amendment No. 2 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ James E. Ross	President (Principal Executive Officer), State Street Master Funds
James E. Ross

/s/ Gary L. French	Treasurer (Principal Accounting Officer), State Street Master Funds
Gary L. French

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
as Attorney-in-Fact pursuant to Powers of Attorney

AARP Funds

Post-Effective Amendment No. 2 to

Form N-1A Registration Statement

EXHIBIT LIST

Item Number	Item

23(d)(1)	Investment Advisory Agreement with AARP Financial Incorporated

23(d)(2)	Investment Sub-Advisory Agreement with SSgA Funds Management, Inc.

23(e)(2)	Form of Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc.

23(g)	Master Custodian Agreement with State Street Bank and Trust Company

23(h)(1)	Administration Agreement with AARP Financial Incorporated

23(h)(2)	Transfer Agency and Service Agreement with State Street Bank and Trust Company

23(h)(3)	Form of Master Feeder Participation Agreement with State Street Master Funds

23(i)(2)	Opinion and Consent of Counsel with respect to the AARP Money Market Fund

23(j)(2)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Money Market Fund

23(m)	Distribution and Shareholder Service Plan

23(p)(1)	Code of Ethics of AARP Funds

23(p)(4)	Code of Ethics of ALPS Distributors, Inc.

23(p)(5)	Code of Ethics of State Street Master Funds